Thomas S. Harman

1.202.373.6725

Thomas.harman@morganlewis.com

VIA EDGAR

December 2, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen California Municipal Value Fund, Inc. (File Nos. 333-213468 and 811-05235): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen California Municipal Value Fund, Inc. (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 10 under the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of responding to comments received from the staff to the Fund’s filing made on September 2, 2016 to i) register additional Common Stock of the Fund; ii) update financial information; and iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at 202.373.6725.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman